Federated Hermes Emerging Markets Equity Fund Average Annual Total Returns - Class A and C Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%	1.70%	4.00%
MSCI Emerging Markets Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.30%	1.32%	4.64%
Morningstar Diversified Emerging Markets Funds Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.77%	1.88%	3.63%
A
Prospectus [Line Items]
Average Annual Return, Percent		5.71%	2.92%	5.49%
Performance Inception Date				Mar. 31, 2017
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.93%	2.93%	5.44%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	2.39%	4.46%
C
Prospectus [Line Items]
Average Annual Return, Percent		10.89%	4.09%	6.26%
Performance Inception Date				Mar. 31, 2017

[1]	The MSCI Emerging Markets Index is a broad-based benchmark that captures large- and mid-cap representation across 26 emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
[2]	The MSCI Emerging Markets Growth Index captures large- and mid-cap securities exhibiting overall growth style characteristics across 26 emerging markets countries.
[3]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.